COST OF REVENUE (Tables)	12 Months Ended
Mar. 31, 2025
Cost Of Revenue
Schedule of cost of revenue

	For the year ended March 31,
	2023	2024	2025
	HK$’000	HK$’000	HK$’000

Security related service and asset management income[1]	2,476	2,585	1,947
Trading of timepieces – third parties	7,259	12,493	31,887

	9,735	15,078	33,834

[1] For the year ended March 31, 2025, included in the costs of security related service and asset management are mainly the direct labor costs with aggregate carrying amount of HK$1,791,000 (2024: HK$2,477,000 and 2023: HK$2,256,000), director salary of HK$nil (2024: HK$20,000 and 2023: HK$120,000) as well as security handling cost of HK$156,000 (2024: HK$88,000 and 2023: HK$100,000).